Segment Information - Schedule of segments (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Statement of operations
Total operating revenues		$ 138,175	$ 129,648
Vessel operating expenses		(60,737)	(60,617)
Administrative expenses		(16,059)	(12,927)
Project development expenses		(9,088)	(4,338)
Realized gain on oil and gas derivative instruments, net (note 7)		37,447	70,537
Other operating loss		(1,628)	0
Sales-type lease receivable in excess of interest income		0
Adjusted EBITDA		88,110	122,303
Net income/(loss) from equity method investments		10,287	(2,339)
Balance sheet
Total assets		4,771,423		$ 4,367,677
Equity method investments		35,060		43,665
Gain (loss) on disposition of property plant equipment		(451)	0
Higas | Related Party
Balance sheet
Accounts receivable, allowance for credit loss		(1,100)
Golar Arctic | Vessels
Balance sheet
Property, plant and equipment, disposals	$ 24,800
Golar Arctic | Vessels | Other Operating Income (Expense)
Balance sheet
Gain (loss) on disposition of property plant equipment	$ (500)
Liquefaction services revenue
Statement of operations
Total operating revenues		112,200	112,488
Sales-type lease revenue
Statement of operations
Total operating revenues		8,219	0
Vessel management fees and other revenues
Statement of operations
Total operating revenues		16,880	10,830
Time and voyage charter revenues
Statement of operations
Total operating revenues		876	6,330
Operating segments
Statement of operations
Total operating revenues		138,175
Vessel operating expenses		(60,737)
Administrative expenses		(16,059)
Project development expenses		(9,088)
Realized gain on oil and gas derivative instruments, net (note 7)		37,447
Other operating loss		(1,628)
Sales-type lease receivable in excess of interest income		2,081	0
Adjusted EBITDA		90,191	122,303
Net income/(loss) from equity method investments		10,287	(2,339)
Operating segments | Liquefaction services revenue
Statement of operations
Total operating revenues		112,200
Operating segments | Sales-type lease revenue
Statement of operations
Total operating revenues		8,219
Operating segments | Vessel management fees and other revenues
Statement of operations
Total operating revenues		16,880
Operating segments | Time and voyage charter revenues
Statement of operations
Total operating revenues		876
Operating segments | FLNG
Statement of operations
Total operating revenues		124,800	112,488
Vessel operating expenses		(45,257)	(41,549)
Administrative expenses		(648)	(437)
Project development expenses		(6,513)	(2,385)
Realized gain on oil and gas derivative instruments, net (note 7)		37,447	70,537
Other operating loss		0
Sales-type lease receivable in excess of interest income		2,081
Adjusted EBITDA		111,910	138,654
Net income/(loss) from equity method investments		0	0
Balance sheet
Total assets		3,977,509		3,623,417
Equity method investments		19,271		0
Operating segments | FLNG | Liquefaction services revenue
Statement of operations
Total operating revenues		112,200	112,488
Operating segments | FLNG | Sales-type lease revenue
Statement of operations
Total operating revenues		8,219
Operating segments | FLNG | Vessel management fees and other revenues
Statement of operations
Total operating revenues		4,381	0
Operating segments | FLNG | Time and voyage charter revenues
Statement of operations
Total operating revenues		0	0
Operating segments | Corporate and other
Statement of operations
Total operating revenues		13,375	17,160
Vessel operating expenses		(15,480)	(19,068)
Administrative expenses		(15,411)	(12,490)
Project development expenses		(2,575)	(1,953)
Realized gain on oil and gas derivative instruments, net (note 7)		0	0
Other operating loss		(1,628)
Sales-type lease receivable in excess of interest income		0
Adjusted EBITDA		(21,719)	(16,351)
Net income/(loss) from equity method investments		10,287	(2,339)
Balance sheet
Total assets		793,914		744,260
Equity method investments		15,789		$ 43,665
Operating segments | Corporate and other | Liquefaction services revenue
Statement of operations
Total operating revenues		0	0
Operating segments | Corporate and other | Sales-type lease revenue
Statement of operations
Total operating revenues		0
Operating segments | Corporate and other | Vessel management fees and other revenues
Statement of operations
Total operating revenues		12,499	10,830
Operating segments | Corporate and other | Time and voyage charter revenues
Statement of operations
Total operating revenues		876	$ 6,330
Eliminations
Statement of operations
Total operating revenues		0
Vessel operating expenses		0
Administrative expenses		0
Project development expenses		0
Realized gain on oil and gas derivative instruments, net (note 7)		0
Other operating loss		0
Sales-type lease receivable in excess of interest income		(2,081)
Adjusted EBITDA		(2,081)
Net income/(loss) from equity method investments		0
Eliminations | Liquefaction services revenue
Statement of operations
Total operating revenues		0
Eliminations | Sales-type lease revenue
Statement of operations
Total operating revenues		0
Eliminations | Vessel management fees and other revenues
Statement of operations
Total operating revenues		0
Eliminations | Time and voyage charter revenues
Statement of operations
Total operating revenues		$ 0